CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed balance sheets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents		$ 1,480,528	$ 3,316,062
Due from related parties		$ 28,667	$ 30,075
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Other current assets		$ 2,592,048	$ 2,831,873
Total Current Assets		12,712,574	39,520,805
Total Assets		21,247,962	48,827,742
Current Liabilities
Accrued expenses and other liabilities		791,780	727,799
Total Liabilities		6,424,204	6,467,631
Commitments and Contingencies
Shareholders' Equity
Ordinary Share (par value $0.0096 per share, 1,000,000,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2024 and 2023, respectively)	[1]	14,731	14,731
Additional paid-in capital		41,564,418	41,564,418
Retained earnings		(23,458,777)	3,412,457
Accumulated other comprehensive loss		(4,194,747)	(3,529,628)
Total Shareholders' Equity		14,823,758	42,360,111	$ 45,436,625	$ 74,061,289
Total Liabilities and Shareholders' Equity		21,247,962	48,827,742
Reportable entity | Parent Company
Current Assets
Cash and cash equivalents		73,436	96,182
Due from related parties		$ 57,661	$ 57,661
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Other current assets		$ 193,422	$ 1,251
Total Current Assets		324,519	155,094
Investments in subsidiaries			4,411,762
Amounts due from subsidiaries		$ 34,909,475	$ 37,806,599
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Total Assets		$ 35,233,994	$ 42,373,455
Current Liabilities
Accrued expenses and other liabilities		361,961	13,344
Deficits in investments in subsidiaries		20,048,275
Total Liabilities		20,410,236	13,344
Commitments and Contingencies
Shareholders' Equity
Ordinary Share (par value $0.0096 per share, 1,000,000,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2024 and 2023, respectively)		14,731	14,731
Additional paid-in capital		41,564,418	41,564,418
Retained earnings		(22,560,644)	4,310,590
Accumulated other comprehensive loss		(4,194,747)	(3,529,628)
Total Shareholders' Equity		14,823,758	42,360,111
Total Liabilities and Shareholders' Equity		$ 35,233,994	$ 42,373,455

[1]	Retrospectively restated to give effect to an increase in the Company’s share capital from $50,000 to $60,000, a share consolidation at a ratio of one-for-six (6) ordinary shares effective on March 21, 2023, and an increase in authorized shares from 6,250,000 into 1,000,000,000 (Note 15).